Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	CEO (1)		Other NEOs (1)		Value of Initial Fixed $100 Investment Based on:		(in millions)
Year	Summary Compensation Table Total for CEO (2)	Compensation “Actually Paid” to CEO (3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (2)	Average Compensation “Actually Paid” to Non-CEO Named Executive Officers (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (Loss) (6)	Adjusted EBITDA (7)
2022	$4,320,837	$7,442,018	$2,041,230	$3,580,373	$106	$134	$644	$1,369
2021	3,910,359	4,626,104	1,330,721	2,353,746	49	73	74	301
2020	3,164,806	1,592,833	1,755,011	1,180,626	39	54	(320)	126

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our principal executive officer for each of the years indicated was our CEO, Mr. Lamp. Our named executive officers other than our CEO (“Other NEOs”) were as follows:

2022	2021	2020
Dane J. Neumann	Dane J. Neumann	Mark A. Pytosh
Mark A. Pytosh	Mark A. Pytosh	Melissa M. Buhrig
Melissa M. Buhrig	Melissa M. Buhrig	Tracy Jackson*
Michael H. Wright, Jr.	C. Douglas Johnson	David Landreth*
Tracy Jackson*
David Landreth*
*    Ms. Jackson resigned in August 2021, and prior to her resignation was the Company’s Executive Vice President and Chief Financial Officer; Mr. Landreth retired in March 2021, and prior to his retirement served as the Company’s Executive Vice President and Chief Commercial Officer.

Peer Group Issuers, Footnote [Text Block]	The “Peer Group TSR” set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. This “Peer Group” is comprised of Delek US Holdings, Inc. (NYSE: DK); HF Sinclair Corporation (formerly known as HollyFrontier Corporation) (NYSE: DINO); Marathon Petroleum Corp. (NYSE: MPC); Par Pacific Holdings, Inc. (NYSE: PARR); PBF Energy Inc. (NYSE: PBF); and Valero Energy Corporation (NYSE: VLO). For each covered year, represents the cumulative total stockholder return on an initial fixed $100 investment in the Peer Group from December 31, 2019 through December 31 of each covered year.
PEO Total Compensation Amount	$ 4,320,837	$ 3,910,359	$ 3,164,806
PEO Actually Paid Compensation Amount	$ 7,442,018	4,626,104	1,592,833
Adjustment To PEO Compensation, Footnote [Text Block]	The compensation “actually paid” to our CEO and the average compensation “actually paid” to the Other NEOs in each of the years indicated has been computed in accordance with Item 402(v) of Regulation S-K. These amounts do not represent compensation actually earned, realized, or received by our CEO or the Other NEOs, but instead reflect the adjustments required by Item 402(v) of Regulation S-K to the amounts reported in the Summary Compensation Table for our CEO and the Other NEOs as detailed in the tables below in this note 3:

Compensation “Actually Paid” to CEO and Other NEOs
Year	As Reported in Summary Compensation Table (a)		Equity Award Adjustments					Total Compensation “Actually Paid”
	Total	Stock Awards	Year End Fair Value of Awards Granted During Year and Unvested as of Year End (b)	Year over Year Change in Fair Value of Awards Unvested for Entire Year (c)	Change in Fair Value of Awards that Vest when Granted in a Prior Year (d)	Accrued Distributions Paid at Vesting (e)	Forfeiture of Awards Granted in Prior Year (f)
CEO
2022	$4,320,837	$(1,247,425)	$1,312,770	$1,352,409	$1,035,175	$668,252	$—	$7,442,018
2021	3,910,359	(1,196,795)	1,219,280	191,682	95,625	405,953	—	4,626,104
2020	3,164,806	(2,144,005)	1,999,103	(894,597)	(601,742)	69,268	—	1,592,833
Other NEOs
2022	$2,041,230	$(723,600)	$784,786	$534,193	$538,054	$405,710	$—	$3,580,373
2021	1,330,721	(436,378)	442,793	788,633	445,188	91,482	(308,693)	2,353,746
2020	1,755,011	(1,071,212)	1,110,613	(383,544)	(290,232)	59,990	—	1,180,626

(a)Reflects, for our CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the years indicated.
(b)Reflects, with respect to our CEO, the fair value and with respect to the Other NEOs, the average of the fair values, as of the end of the covered year of awards granted in the covered year that remained outstanding and unvested (in whole or in part) as of the end of the covered year.
(c)Reflects, with respect to our CEO, the change in fair value and with respect to the Other NEOs, the average change in fair values, from the end of the prior year to the end of the covered year of awards granted in a prior year that remained outstanding and unvested (in whole or in part) as of the end of the covered year.
(d)Reflects, with respect to our CEO, the fair value, and with respect to the Other NEOs, the average of the fair values, as of the day awards became vested in the covered year, when such awards were also granted in the covered year.
(e)Reflects, with respect to our CEO, the value, and with respect to the Other NEOs, the average value of accrued distributions paid on the date awards become vested.
(f)Reflects, with respect to our CEO, the fair value, and with respect to the Other NEOs, the average of the fair values, as of the end of the prior year of awards that failed to vest and were forfeited in the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 2,041,230	1,330,721	1,755,011
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,580,373	2,353,746	1,180,626
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The compensation “actually paid” to our CEO and the average compensation “actually paid” to the Other NEOs in each of the years indicated has been computed in accordance with Item 402(v) of Regulation S-K. These amounts do not represent compensation actually earned, realized, or received by our CEO or the Other NEOs, but instead reflect the adjustments required by Item 402(v) of Regulation S-K to the amounts reported in the Summary Compensation Table for our CEO and the Other NEOs as detailed in the tables below in this note 3:

Compensation “Actually Paid” to CEO and Other NEOs
Year	As Reported in Summary Compensation Table (a)		Equity Award Adjustments					Total Compensation “Actually Paid”
	Total	Stock Awards	Year End Fair Value of Awards Granted During Year and Unvested as of Year End (b)	Year over Year Change in Fair Value of Awards Unvested for Entire Year (c)	Change in Fair Value of Awards that Vest when Granted in a Prior Year (d)	Accrued Distributions Paid at Vesting (e)	Forfeiture of Awards Granted in Prior Year (f)
CEO
2022	$4,320,837	$(1,247,425)	$1,312,770	$1,352,409	$1,035,175	$668,252	$—	$7,442,018
2021	3,910,359	(1,196,795)	1,219,280	191,682	95,625	405,953	—	4,626,104
2020	3,164,806	(2,144,005)	1,999,103	(894,597)	(601,742)	69,268	—	1,592,833
Other NEOs
2022	$2,041,230	$(723,600)	$784,786	$534,193	$538,054	$405,710	$—	$3,580,373
2021	1,330,721	(436,378)	442,793	788,633	445,188	91,482	(308,693)	2,353,746
2020	1,755,011	(1,071,212)	1,110,613	(383,544)	(290,232)	59,990	—	1,180,626

(a)Reflects, for our CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the years indicated.
(b)Reflects, with respect to our CEO, the fair value and with respect to the Other NEOs, the average of the fair values, as of the end of the covered year of awards granted in the covered year that remained outstanding and unvested (in whole or in part) as of the end of the covered year.
(c)Reflects, with respect to our CEO, the change in fair value and with respect to the Other NEOs, the average change in fair values, from the end of the prior year to the end of the covered year of awards granted in a prior year that remained outstanding and unvested (in whole or in part) as of the end of the covered year.
(d)Reflects, with respect to our CEO, the fair value, and with respect to the Other NEOs, the average of the fair values, as of the day awards became vested in the covered year, when such awards were also granted in the covered year.
(e)Reflects, with respect to our CEO, the value, and with respect to the Other NEOs, the average value of accrued distributions paid on the date awards become vested.
(f)Reflects, with respect to our CEO, the fair value, and with respect to the Other NEOs, the average of the fair values, as of the end of the prior year of awards that failed to vest and were forfeited in the covered year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Adjusted EBITDA
TSR
Operational Reliability

Total Shareholder Return Amount	$ 106	49	39
Peer Group Total Shareholder Return Amount	134	73	54
Net Income (Loss)	$ 644,000,000	$ 74,000,000	$ (320,000,000)
Company Selected Measure Amount	1,369,000,000	301,000,000	126,000,000
PEO Name	Mr. Lamp
Additional 402(v) Disclosure [Text Block]	New SEC rules adopted in 2022 require us to disclose the following information regarding named executive officer compensation in relation to certain financial performance information about the Company. The Compensation Committee did not consider the pay versus performance disclosures below when making any of its named executive compensation compensation decisions for any of the years shown.Reflects, for our CEO, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of the years indicated.For each covered year, represents the cumulative total stockholder return on an initial fixed $100 investment in CVR Energy common stock from December 31, 2019 through December 31 of each covered year.Represents the amount of Net Income (Loss) reflected in our consolidated financial statements for each covered year.The following graphical comparisons illustrate the relationships of the compensation “actually paid” to the CEO and the average compensation “actually paid” to the Other NEOs to (i) CVR Energy’s TSR and the Peer Group TSR, (ii) CVR Energy’s net income, and (iii) Adjusted EBITDA.The table below contains an unranked list of the most important financial performance measures we use to link executive compensation “actually paid” to performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to compensation “actually paid” to our CEO and the Other NEOs in 2022. Adjusted EBITDA is a non-GAAP financial measure. For an explanation of how we use Adjusted EBITDA and a reconciliation, please see “Non-GAAP Reconciliations” in Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Annual Report. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operational Reliability
PEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,247,425)	$ (1,196,795)	$ (2,144,005)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,312,770	1,219,280	1,999,103
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,352,409	191,682	(894,597)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,035,175	95,625	(601,742)
PEO [Member] | Equity Awards, Accrued Distributions Paid at Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	668,252	405,953	69,268
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(723,600)	(436,378)	(1,071,212)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	784,786	442,793	1,110,613
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	534,193	788,633	(383,544)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	538,054	445,188	(290,232)
Non-PEO NEO [Member] | Equity Awards, Accrued Distributions Paid at Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	405,710	91,482	59,990
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (308,693)	$ 0